SOUND SHORE FUND, INC.
190 MIDDLE STREET, SUITE 101
PORTLAND, MAINE 04101
207-347-2000

May 1, 2026

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Sound Shore Fund, Inc. (the “Fund” or “Registrant”)
File No.: 002-96141/811-04244
Filing pursuant to Rule 497(j)

Ladies and Gentlemen:

On behalf of the Registrant, a Maryland corporation, and pursuant to Rule 497(j) of the Securities Act of 1933, as amended, the Registrant certifies that the Prospectus and Statement of Additional Information for Sound Shore Fund, Inc., dated May 1, 2026 do not differ from those contained in the Registration Statement of the Registrant which was filed electronically via EDGAR on April 23, 2026 (accession number 0001398344-26-006996.

If you have any questions related to this filing, please do not hesitate to contact me at (207) 347-2076 or zac.tackett@apexgroup.com.

Sincerely,

/s/ Zachary Tackett

Zachary R. Tackett, Esq.
Assistant Secretary to the Registrant